Expense Example {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Total Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Total Emerging Markets Fund: Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor Total Emerging Markets Fund: Class M
Expense Example:
1 year	513
3 years	855
5 years	1,221
10 years	2,247
Fidelity Advisor Total Emerging Markets Fund: Class C
Expense Example:
1 year	314
3 years	661
5 years	1,134
10 years	2,250
Fidelity Advisor Total Emerging Markets Fund: Class I
Expense Example:
1 year	111
3 years	347
5 years	601
10 years	1,329
Fidelity Advisor Total Emerging Markets Fund: Class Z
Expense Example:
1 year	98
3 years	306
5 years	531
10 years	$ 1,178